Cost Reduction Initiatives	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, we began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

We recorded a charge of $293 million to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives.

The following table shows the cost reduction activity for the year ended December 31, 2011:

Total
(in millions)
Balance as of December 31, 2010	$17
Incurred	-
Settled	(15)
Adjustments	(2)
Balance as of December 31, 2011	$-

Appalachian Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Indiana Michigan Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Ohio Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Public Service Co Of Oklahoma [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Southwestern Electric Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.